Risk Management - Summary of Reconciliation of Changes in Fair Value Measurement, Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement, assets
Beginning balance	₩ 23,473,492
Ending balance	25,175,820	₩ 23,473,492
At fair value
Changes in fair value measurement, assets
Beginning balance	5,230,361
Ending balance	4,214,122	5,230,361
At fair value | Level 3 | Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	6,329	5,797
Acquisition	0	400
Reclassified category	270	0
Valuation	136	132
Disposal	0	0
Foreign currency translation and others	0	0
Ending balance	6,735	6,329
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Unlisted Securities [Member]
Changes in fair value measurement, assets
Beginning balance	202,243	160,790
Acquisition	9,550	9,451
Reclassified category	0	0
Valuation	5,445	33,237
Disposal	(5,332)	0
Foreign currency translation and others	856	(1,235)
Ending balance	212,762	202,243
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance	529	491
Acquisition	4,080	0
Reclassified category	0	0
Valuation	18	38
Disposal	0	0
Foreign currency translation and others	0	0
Ending balance	₩ 4,627	₩ 529